Investment in an Associate (Details) - Schedule of Unaudited Financial Information - Financial Information of Company Associate [Member] - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Condensed Financial Statements, Captions [Line Items]
Current assets	$ 293	$ 376
Non-current assets	1	1
Current liabilities	(88)	(61)
Net assets of the associate	206	316
Revenue	410	92
Loss for the period / year	$ (110)	$ (167)